Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

11. Subsequent Events

        The Company evaluated all events and transactions that occurred after the balance sheet date through the date of this filing. During this period, the Company did not identify any material events that require accounting or disclosure in these financial statements.